ACCOUNTS PAYABLE - Disclosure of detailed information about trade and other payables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Exploration and evaluation expenditures	$ 124,803	$ 224,307
Non-exploration and evaluation expenditures	242,143	270,284
Total Accounts Payable	$ 366,946	$ 494,591